Shareholder Report, Holdings (Details)	Jun. 30, 2026
American Funds Multi-Sector Income Fund - Class A | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.24%
American Funds Multi-Sector Income Fund - Class A | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.35%
American Funds Multi-Sector Income Fund - Class A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.66%
American Funds Multi-Sector Income Fund - Class A | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%
American Funds Multi-Sector Income Fund - Class A | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%
American Funds Multi-Sector Income Fund - Class A | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
American Funds Multi-Sector Income Fund - Class A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
American Funds Multi-Sector Income Fund - Class A | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
American Funds Multi-Sector Income Fund - Class A | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds Multi-Sector Income Fund - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
American Funds Multi-Sector Income Fund - Class A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%
American Funds Multi-Sector Income Fund - Class A | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Multi-Sector Income Fund - Class A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[2]
American Funds Multi-Sector Income Fund - Class C | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.24%
American Funds Multi-Sector Income Fund - Class C | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.35%
American Funds Multi-Sector Income Fund - Class C | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.66%
American Funds Multi-Sector Income Fund - Class C | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%
American Funds Multi-Sector Income Fund - Class C | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%
American Funds Multi-Sector Income Fund - Class C | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
American Funds Multi-Sector Income Fund - Class C | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
American Funds Multi-Sector Income Fund - Class C | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
American Funds Multi-Sector Income Fund - Class C | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds Multi-Sector Income Fund - Class C | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
American Funds Multi-Sector Income Fund - Class C | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%
American Funds Multi-Sector Income Fund - Class C | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Multi-Sector Income Fund - Class C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[2]
American Funds Multi-Sector Income Fund - Class F-1 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.24%
American Funds Multi-Sector Income Fund - Class F-1 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.35%
American Funds Multi-Sector Income Fund - Class F-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.66%
American Funds Multi-Sector Income Fund - Class F-1 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%
American Funds Multi-Sector Income Fund - Class F-1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%
American Funds Multi-Sector Income Fund - Class F-1 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
American Funds Multi-Sector Income Fund - Class F-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
American Funds Multi-Sector Income Fund - Class F-1 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
American Funds Multi-Sector Income Fund - Class F-1 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds Multi-Sector Income Fund - Class F-1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
American Funds Multi-Sector Income Fund - Class F-1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%
American Funds Multi-Sector Income Fund - Class F-1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Multi-Sector Income Fund - Class F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[2]
American Funds Multi-Sector Income Fund - Class F-2 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.24%
American Funds Multi-Sector Income Fund - Class F-2 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.35%
American Funds Multi-Sector Income Fund - Class F-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.66%
American Funds Multi-Sector Income Fund - Class F-2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%
American Funds Multi-Sector Income Fund - Class F-2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%
American Funds Multi-Sector Income Fund - Class F-2 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
American Funds Multi-Sector Income Fund - Class F-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
American Funds Multi-Sector Income Fund - Class F-2 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
American Funds Multi-Sector Income Fund - Class F-2 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds Multi-Sector Income Fund - Class F-2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
American Funds Multi-Sector Income Fund - Class F-2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%
American Funds Multi-Sector Income Fund - Class F-2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Multi-Sector Income Fund - Class F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[2]
American Funds Multi-Sector Income Fund - Class F-3 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.24%
American Funds Multi-Sector Income Fund - Class F-3 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.35%
American Funds Multi-Sector Income Fund - Class F-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.66%
American Funds Multi-Sector Income Fund - Class F-3 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%
American Funds Multi-Sector Income Fund - Class F-3 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%
American Funds Multi-Sector Income Fund - Class F-3 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
American Funds Multi-Sector Income Fund - Class F-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
American Funds Multi-Sector Income Fund - Class F-3 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
American Funds Multi-Sector Income Fund - Class F-3 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds Multi-Sector Income Fund - Class F-3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
American Funds Multi-Sector Income Fund - Class F-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%
American Funds Multi-Sector Income Fund - Class F-3 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Multi-Sector Income Fund - Class F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[2]
American Funds Multi-Sector Income Fund - Class 529-A | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.24%
American Funds Multi-Sector Income Fund - Class 529-A | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.35%
American Funds Multi-Sector Income Fund - Class 529-A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.66%
American Funds Multi-Sector Income Fund - Class 529-A | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%
American Funds Multi-Sector Income Fund - Class 529-A | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%
American Funds Multi-Sector Income Fund - Class 529-A | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
American Funds Multi-Sector Income Fund - Class 529-A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
American Funds Multi-Sector Income Fund - Class 529-A | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
American Funds Multi-Sector Income Fund - Class 529-A | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds Multi-Sector Income Fund - Class 529-A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
American Funds Multi-Sector Income Fund - Class 529-A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%
American Funds Multi-Sector Income Fund - Class 529-A | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Multi-Sector Income Fund - Class 529-A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[2]
American Funds Multi-Sector Income Fund - Class 529-C | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.24%
American Funds Multi-Sector Income Fund - Class 529-C | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.35%
American Funds Multi-Sector Income Fund - Class 529-C | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.66%
American Funds Multi-Sector Income Fund - Class 529-C | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%
American Funds Multi-Sector Income Fund - Class 529-C | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%
American Funds Multi-Sector Income Fund - Class 529-C | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
American Funds Multi-Sector Income Fund - Class 529-C | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
American Funds Multi-Sector Income Fund - Class 529-C | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
American Funds Multi-Sector Income Fund - Class 529-C | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds Multi-Sector Income Fund - Class 529-C | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
American Funds Multi-Sector Income Fund - Class 529-C | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%
American Funds Multi-Sector Income Fund - Class 529-C | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Multi-Sector Income Fund - Class 529-C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[2]
American Funds Multi-Sector Income Fund - Class 529-E | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.24%
American Funds Multi-Sector Income Fund - Class 529-E | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.35%
American Funds Multi-Sector Income Fund - Class 529-E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.66%
American Funds Multi-Sector Income Fund - Class 529-E | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%
American Funds Multi-Sector Income Fund - Class 529-E | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%
American Funds Multi-Sector Income Fund - Class 529-E | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
American Funds Multi-Sector Income Fund - Class 529-E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
American Funds Multi-Sector Income Fund - Class 529-E | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
American Funds Multi-Sector Income Fund - Class 529-E | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds Multi-Sector Income Fund - Class 529-E | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
American Funds Multi-Sector Income Fund - Class 529-E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%
American Funds Multi-Sector Income Fund - Class 529-E | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Multi-Sector Income Fund - Class 529-E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[2]
American Funds Multi-Sector Income Fund - Class 529-F-2 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.24%
American Funds Multi-Sector Income Fund - Class 529-F-2 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.35%
American Funds Multi-Sector Income Fund - Class 529-F-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.66%
American Funds Multi-Sector Income Fund - Class 529-F-2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%
American Funds Multi-Sector Income Fund - Class 529-F-2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%
American Funds Multi-Sector Income Fund - Class 529-F-2 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
American Funds Multi-Sector Income Fund - Class 529-F-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
American Funds Multi-Sector Income Fund - Class 529-F-2 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
American Funds Multi-Sector Income Fund - Class 529-F-2 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds Multi-Sector Income Fund - Class 529-F-2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
American Funds Multi-Sector Income Fund - Class 529-F-2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%
American Funds Multi-Sector Income Fund - Class 529-F-2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Multi-Sector Income Fund - Class 529-F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[2]
American Funds Multi-Sector Income Fund - Class 529-F-3 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.24%
American Funds Multi-Sector Income Fund - Class 529-F-3 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.35%
American Funds Multi-Sector Income Fund - Class 529-F-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.66%
American Funds Multi-Sector Income Fund - Class 529-F-3 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%
American Funds Multi-Sector Income Fund - Class 529-F-3 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%
American Funds Multi-Sector Income Fund - Class 529-F-3 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
American Funds Multi-Sector Income Fund - Class 529-F-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
American Funds Multi-Sector Income Fund - Class 529-F-3 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
American Funds Multi-Sector Income Fund - Class 529-F-3 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds Multi-Sector Income Fund - Class 529-F-3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
American Funds Multi-Sector Income Fund - Class 529-F-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%
American Funds Multi-Sector Income Fund - Class 529-F-3 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Multi-Sector Income Fund - Class 529-F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[2]
American Funds Multi-Sector Income Fund - Class R-1 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.24%
American Funds Multi-Sector Income Fund - Class R-1 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.35%
American Funds Multi-Sector Income Fund - Class R-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.66%
American Funds Multi-Sector Income Fund - Class R-1 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%
American Funds Multi-Sector Income Fund - Class R-1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%
American Funds Multi-Sector Income Fund - Class R-1 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
American Funds Multi-Sector Income Fund - Class R-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
American Funds Multi-Sector Income Fund - Class R-1 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
American Funds Multi-Sector Income Fund - Class R-1 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds Multi-Sector Income Fund - Class R-1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
American Funds Multi-Sector Income Fund - Class R-1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%
American Funds Multi-Sector Income Fund - Class R-1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Multi-Sector Income Fund - Class R-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[2]
American Funds Multi-Sector Income Fund - Class R-2 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.24%
American Funds Multi-Sector Income Fund - Class R-2 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.35%
American Funds Multi-Sector Income Fund - Class R-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.66%
American Funds Multi-Sector Income Fund - Class R-2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%
American Funds Multi-Sector Income Fund - Class R-2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%
American Funds Multi-Sector Income Fund - Class R-2 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
American Funds Multi-Sector Income Fund - Class R-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
American Funds Multi-Sector Income Fund - Class R-2 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
American Funds Multi-Sector Income Fund - Class R-2 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds Multi-Sector Income Fund - Class R-2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
American Funds Multi-Sector Income Fund - Class R-2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%
American Funds Multi-Sector Income Fund - Class R-2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Multi-Sector Income Fund - Class R-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[2]
American Funds Multi-Sector Income Fund - Class R-2E | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.24%
American Funds Multi-Sector Income Fund - Class R-2E | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.35%
American Funds Multi-Sector Income Fund - Class R-2E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.66%
American Funds Multi-Sector Income Fund - Class R-2E | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%
American Funds Multi-Sector Income Fund - Class R-2E | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%
American Funds Multi-Sector Income Fund - Class R-2E | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
American Funds Multi-Sector Income Fund - Class R-2E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
American Funds Multi-Sector Income Fund - Class R-2E | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
American Funds Multi-Sector Income Fund - Class R-2E | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds Multi-Sector Income Fund - Class R-2E | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
American Funds Multi-Sector Income Fund - Class R-2E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%
American Funds Multi-Sector Income Fund - Class R-2E | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Multi-Sector Income Fund - Class R-2E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[2]
American Funds Multi-Sector Income Fund - Class R-3 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.24%
American Funds Multi-Sector Income Fund - Class R-3 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.35%
American Funds Multi-Sector Income Fund - Class R-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.66%
American Funds Multi-Sector Income Fund - Class R-3 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%
American Funds Multi-Sector Income Fund - Class R-3 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%
American Funds Multi-Sector Income Fund - Class R-3 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
American Funds Multi-Sector Income Fund - Class R-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
American Funds Multi-Sector Income Fund - Class R-3 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
American Funds Multi-Sector Income Fund - Class R-3 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds Multi-Sector Income Fund - Class R-3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
American Funds Multi-Sector Income Fund - Class R-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%
American Funds Multi-Sector Income Fund - Class R-3 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Multi-Sector Income Fund - Class R-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[2]
American Funds Multi-Sector Income Fund - Class R-4 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.24%
American Funds Multi-Sector Income Fund - Class R-4 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.35%
American Funds Multi-Sector Income Fund - Class R-4 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.66%
American Funds Multi-Sector Income Fund - Class R-4 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%
American Funds Multi-Sector Income Fund - Class R-4 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%
American Funds Multi-Sector Income Fund - Class R-4 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
American Funds Multi-Sector Income Fund - Class R-4 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
American Funds Multi-Sector Income Fund - Class R-4 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
American Funds Multi-Sector Income Fund - Class R-4 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds Multi-Sector Income Fund - Class R-4 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
American Funds Multi-Sector Income Fund - Class R-4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%
American Funds Multi-Sector Income Fund - Class R-4 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Multi-Sector Income Fund - Class R-4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[2]
American Funds Multi-Sector Income Fund - Class R-5E | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.24%
American Funds Multi-Sector Income Fund - Class R-5E | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.35%
American Funds Multi-Sector Income Fund - Class R-5E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.66%
American Funds Multi-Sector Income Fund - Class R-5E | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%
American Funds Multi-Sector Income Fund - Class R-5E | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%
American Funds Multi-Sector Income Fund - Class R-5E | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
American Funds Multi-Sector Income Fund - Class R-5E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
American Funds Multi-Sector Income Fund - Class R-5E | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
American Funds Multi-Sector Income Fund - Class R-5E | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds Multi-Sector Income Fund - Class R-5E | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
American Funds Multi-Sector Income Fund - Class R-5E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%
American Funds Multi-Sector Income Fund - Class R-5E | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Multi-Sector Income Fund - Class R-5E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[2]
American Funds Multi-Sector Income Fund - Class R-5 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.24%
American Funds Multi-Sector Income Fund - Class R-5 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.35%
American Funds Multi-Sector Income Fund - Class R-5 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.66%
American Funds Multi-Sector Income Fund - Class R-5 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%
American Funds Multi-Sector Income Fund - Class R-5 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%
American Funds Multi-Sector Income Fund - Class R-5 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
American Funds Multi-Sector Income Fund - Class R-5 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
American Funds Multi-Sector Income Fund - Class R-5 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
American Funds Multi-Sector Income Fund - Class R-5 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds Multi-Sector Income Fund - Class R-5 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
American Funds Multi-Sector Income Fund - Class R-5 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%
American Funds Multi-Sector Income Fund - Class R-5 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Multi-Sector Income Fund - Class R-5 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[2]
American Funds Multi-Sector Income Fund - Class R-6 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.24%
American Funds Multi-Sector Income Fund - Class R-6 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.35%
American Funds Multi-Sector Income Fund - Class R-6 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.66%
American Funds Multi-Sector Income Fund - Class R-6 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%
American Funds Multi-Sector Income Fund - Class R-6 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%
American Funds Multi-Sector Income Fund - Class R-6 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
American Funds Multi-Sector Income Fund - Class R-6 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
American Funds Multi-Sector Income Fund - Class R-6 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
American Funds Multi-Sector Income Fund - Class R-6 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds Multi-Sector Income Fund - Class R-6 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
American Funds Multi-Sector Income Fund - Class R-6 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%
American Funds Multi-Sector Income Fund - Class R-6 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Multi-Sector Income Fund - Class R-6 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[2]

[1]	Less than 0.01%.
[2]	Includes derivatives.